SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS

14.	SUBSEQUENT EVENTS

On August 3, 2022, Premium Nickel Resources Ltd.(TSXV: PNRL) (formerly, North American Nickel Inc.) (“PNRL” or the “Company”“) announced the closing of its previously-announced “reverse takeover” transaction (the “RTO”) whereby PNR and 1000178269 Ontario Inc., a wholly-owned subsidiary of the Company, amalgamated by way of a triangular amalgamation under the Business Corporations Act (Ontario) (the “Amalgamation”).

Transaction Particulars

(i)	NAN Subco amalgamated with PNR under Section 174 of the OBCA to form one corporation – PNRL, the “Resulting Issuer”
(ii)	the securityholders of PNR received securities of the Resulting Issuer in exchange for their securities of PNR at an exchange ratio of 1.054 common shares of the Resulting Issuer after giving effect to a 5-to-1 share Consolidation for each outstanding share of PNR (the “Exchange Ratio”), and
(iii)	the transactions resulted in a RTO of the Company in accordance with the policies of the TSXV, all in the manner contemplated by, and pursuant to, the terms and conditions of the Amalgamation Agreement.

upon closing of the RTO, NAN has: (i) changed its name to “Premium Nickel Resources Ltd.”; (ii) changed its stock exchange ticker symbol to “PNRL”; and (iii) reconstituted the board of directors (the “Board Reconstitution”) and management of the Resulting Issuer. The outstanding options of PNR immediately prior to the effective time of the RTO was exchanged and adjusted pursuant to the terms of the Amalgamation Agreement such that holders thereof are entitled to acquire, following the closing of the RTO, options of the Resulting Issuer after giving effect to the Exchange Ratio, as applicable.

In connection with the RTO, NAN issued approximately 82,157,579 common shares of PNRL (on a post-Consolidation basis) in exchange for 77,948,368 outstanding shares of PNR immediately prior to the effective time of the RTO (after giving effect to the Exchange Ratio). Immediately after giving effect to the RTO Transaction, The Company was owned approximately (i) 72.6% by persons who were shareholders of PNR prior to RTO, (ii) 23.7% by persons who were shareholders of NAN prior to RTO, and (iii) 3.7% by the holders of the subscription receipts of NAN. The following table sets out the share structure upon the closing of the RTO:

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

Premium Nickel Resource Ltd.	03/08/2022

# of share outstanding		113,905,949
Shores in escrow [1]		(32,670,896)

Options:		# of options	Exercise price
24-Feb-2025		1,160,000	$0.80
19-Aug-2025		240,000	$0.45
25-Feb-2026		597,000	$1.60
25-Oct-2026		998,794	$2.00
26-Jan-2026		4,743,000	$0.39
29-Sep-2026		1,343,850	$0.91
20-Jan-2027		2,740,400	$2.11
		11,823,044
Options in escrow [1]		(3,847,100)

Warrants:
13-Aug-2022 [2]		1,088,783	$0.45
31-Aug-2022		150,000	$0.45
16-Apr-2023		693,905	$1.75
03-Aug-2024		295,652	$2.40
		2,228,340

Prefer shares	118,186	13,131
(conversion ratio 9:1)

Fully diluted # of shares		127,970,464

Note 1:	Certain directors, officers and seed share shareholders of the Company are subject to escrow requirements pursuant to the Policy 5.4 - Escrow, Vendor Considerations and Resale Restrictions of the TSX Venture Exchange (“Exchange Policy 5.4”).

Note 2:	Subsequently, 1,076,408 of warrants were exercised and 12,375 expired.

On Aug 18, 2022 the common shares of PNRL were listed for trading on the TSXV under the symbol “PNRL”.

The full particulars of the RTO, the Selebi Project (as defined herein) located in Botswana, which is currently the only material property of the Company, and the business of the Company are described in the Form 3D2 (Information Required in a Filing Statement for a Reverse Takeover or Change of Business) (the “Filing Statement”) prepared in accordance with the policies of the TSXV. A copy of the Filing Statement is available electronically on SEDAR (www.sedar.com) under the Company’s new name, Premium Nickel Resources Ltd.

Shareholder Approvals

On June 23, 2022, the Company received shareholder approval in respect of, among other things, the reconstitution of the board of directors, the continuance of the Company from under the laws of the province of British Columbia under the Business Corporations Act (British Columbia) to the laws of the province of Ontario under the Business Corporations Act (Ontario) and a change of its name upon completion of the RTO. Further on July 27, the disinterested shareholders of the Company approved the RTO by way of a resolution passed in writing pursuant to the policies of the TSXV.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

Conversion of Subscription Receipts

On August 3, 2022, upon satisfaction of the escrow release condition, 4,223,600 subscription receipts of the Company, which were issued on April 28, 2022 pursuant to a brokered private placement of the Company at a price of $2.40 per subscription (in each case, on a post-consolidation basis) for gross proceeds of 10,136,640, were converted into 4,223,600 common shares of the Company, and the net subscription proceeds were released from escrow and delivered to the Company.

Management and Board Composition

The board of directors of the Company includes Keith Morrison, Charles Riopel, Sheldon Inwentash, John Hick, Sean Whiteford, John Chisholm and William O’Reilly with Charles Riopel as Executive Chairman. Management of the Company includes Keith Morrison (Chief Executive Officer), Mark Fedikow (President), Sarah Wenjia Zhu (Chief Financial Officer and Corporate Secretary). In addition, the technical team of the Company includes Ms. Sharon Taylor (Chief Geophysicist) and Dr. Peter Lightfoot (Consulting Chief Geologist).

Select Financial Information

The following table sets out certain preliminary pro forma financial information for the Company upon completion of the RTO. The following information should be read in conjunction with, and is qualified in its entirety by, the pro forma financial statements of the Company to be included in Filing Statement, which is available on SEDAR (www.sedar.com) under PNRL’s issuer profile.

	Select Financial Information
	NAN (as at March 31, 2022) (‘$000)	PNR (as at March 31, 2022) (‘$000)	Pro Forma Adjustments(1)(2) (‘$000)	Resulting Issuer Pro Forma Consolidation (‘$000)
Current Assets	2,595	6,300	14,566	23,461
Total Assets	41,970	21,187	67,722	130,879
Current Liabilities	777	5,824(1)	(3,055)	3,546
Total Liabilities	777	34,662	(31,742)	3,697
Shareholders’ Equity	41,193	(13,476)	99,465	127,182
Net Loss	390	23,649	(19,847)	4,192(3)

Note:

(1)	Includes US$1.35 million of success fees payable to CIBC World Markets Inc. in connection with the Selebi acquisition, of which US$1 million was paid in May 2022, with the balance of US$350,000 to be due upon the next financing by the Company.

(2)	The pro forma adjustments include, among other things, the adjustments for the subscription receipt financing of the Company which was completed on April 28, 2022, an advisory fee of $420,000, which will be payable to INFOR Financial Inc. upon the closing of the RTO and certain non-recurring due diligence and transaction costs in respect of the Selebi and Selkirk acquisitions and the RTO.

The Selebi Project

Following the completion of the RTO, it is anticipated that the Selebi and Selebi North nickel-copper-cobalt (Ni-Cu-Co) mines and related infrastructure (the “Selebi Project”) would be the only material property of the Company for purposes of National Instrument 43-101 - Standards of Disclosure for Mineral Projects (“NI 43-101”).

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

The Selebi Project is located in Botswana and consists of a single mining licence no. 2022/1L (the “Selebi Mining Licence”) covering an area of 11,504 hectares located near the town of Selebi Phikwe, approximately 150 kilometres southeast of the city of Francistown, and 410 kilometres northeast of the national capital Gaborone. The Selebi Mine includes two shafts (Selebi and Selebi North deposits) and related infrastructure (rail, power and water).

In accordance with NI 43-101, a technical report for the Selebi Project was filed on SEDAR (www.sedar.com) under PNRL’s issuer profile and a summary of the Selebi Project and work program were included in the Filing Statement.

On August 22, 2022, PNRL announced the completion of its acquisition of the nickel, copper, cobalt, platinum-group elements (“Ni-Cu-Co-PGE”) Selkirk Mine in Botswana, together with associated infrastructure and four surrounding prospecting licences formerly operated by Tati Nickel Mining Company (“TNMC”). The acquisition was completed pursuant to the Company’s previously-announced asset purchase agreement with the Liquidator of TNMC on February 14, 2022. With the acquisition now complete, ownership of the Selkirk Mine has been transferred to the Company.